Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Financial Instruments Not Required to be Carried at Fair Value

The following represents our estimated fair value of financial assets and liabilities that are not required to be carried at fair value as of the dates indicated:

	March 31, 2013
	Notional amount		Carrying amount	Fair value
(Amounts in millions)				Total	Level 1	Level 2	Level 3
Assets:
Commercial mortgage loans		$(1)	$5,866	$6,399	$—	$—	$6,399
Restricted commercial mortgage loans		(1)	324	371	—	—	371
Other invested assets		(1)	419	431	—	307	124
Liabilities:
Long-term borrowings		(1)	4,766	5,246	—	5,095	151
Non-recourse funding obligations		(1)	2,062	1,468	—	—	1,468
Borrowings related to securitization entities		(1)	258	285	—	223	62
Investment contracts		(1)	17,815	18,926	—	906	18,020
Other firm commitments:
Commitments to fund limited partnerships	64		—	—	—	—	—
Ordinary course of business lending commitments	60		—	—	—	—	—

	December 31, 2012
	Notional amount		Carrying amount	Fair value
(Amounts in millions)				Total	Level 1	Level 2	Level 3
Assets:
Commercial mortgage loans		$(1)	$5,872	$6,378	$—	$—	$6,378
Restricted commercial mortgage loans		(1)	341	389	—	—	389
Other invested assets		(1)	380	389	—	265	124
Liabilities:
Long-term borrowings		(1)	4,776	4,950	—	4,800	150
Non-recourse funding obligations		(1)	2,066	1,462	—	—	1,462
Borrowings related to securitization entities		(1)	274	303	—	238	65
Investment contracts		(1)	18,280	19,526	—	1,009	18,517
Other firm commitments:
Commitments to fund limited partnerships	64		—	—	—	—	—
Ordinary course of business lending commitments	44		—	—	—	—	—

(1)	These financial instruments do not have notional amounts.

The following represents our estimated fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

	December 31, 2012
(Amounts in millions)	Notional amount		Carrying amount	Fair value
				Total	Level 1	Level 2	Level 3
Assets:
Commercial mortgage loans		$(1)	$5,872	$6,378	$—	$—	$6,378
Restricted commercial mortgage loans		(1)	341	389	—	—	389
Other invested assets		(1)	380	389	—	265	124
Liabilities:
Long-term borrowings (2)		(1)	4,776	4,950	—	4,800	150
Non-recourse funding obligations (2)		(1)	2,066	1,462	—	—	1,462
Borrowings related to securitization entities (3)		(1)	274	303	—	238	65
Investment contracts		(1)	18,280	19,526	—	1,009	18,517
Other firm commitments:
Commitments to fund limited partnerships	64		—	—	—	—	—
Ordinary course of business lending commitments	44		—	—	—	—	—

	December 31, 2011
(Amounts in millions)	Notional amount		Carrying amount	Fair value
				Total	Level 1	Level 2	Level 3
Assets:
Commercial mortgage loans		$(1)	$6,092	$6,500	$—	$—	$6,500
Restricted commercial mortgage loans		(1)	411	461	—	—	461
Other invested assets		(1)	786	795	—	658	137
Liabilities:
Long-term borrowings (2)		(1)	4,726	4,353	—	4,214	139
Non-recourse funding obligations (2)		(1)	3,256	2,160	—	—	2,160
Borrowings related to securitization entities (3)		(1)	348	375	—	287	88
Investment contracts		(1)	18,880	19,681	—	1,356	18,325
Other firm commitments:
Commitments to fund limited partnerships	78		—	—	—	—	—
Ordinary course of business lending commitments	9		—	—	—	—	—

(1)	These financial instruments do not have notional amounts.
(2)	See note 18 for additional information related to consolidated securitization entities.
(3)	See note 13 for additional information related to borrowings.

Primary Sources Considered when Determining Fair Value of Each Class of Fixed Maturity Securities

The following tables summarize the primary sources of data considered when determining fair value of each class of fixed maturity securities as of the dates indicated:

	March 31, 2013
(Amounts in millions)	Total	Level 1	Level 2	Level 3
U.S. government, agencies and government-sponsored enterprises:
Pricing services	$5,376	$—	$5,376	$—
Internal models	5	—	—	5

Total U.S. government, agencies and government-sponsored enterprises	5,381	—	5,376	5

Tax-exempt:
Pricing services	270	—	270	—

Total tax-exempt	270	—	270	—

Government—non-U.S.:
Pricing services	2,337	—	2,337	—
Internal models	8	—	—	8

Total government—non-U.S.	2,345	—	2,337	8

U.S. corporate:
Pricing services	22,984	—	22,984	—
Broker quotes	176	—	—	176
Internal models	2,776	—	308	2,468

Total U.S. corporate	25,936	—	23,292	2,644

Corporate—non-U.S.:
Pricing services	13,341	—	13,341	—
Broker quotes	155	—	—	155
Internal models	2,044	—	229	1,815

Total corporate—non-U.S.	15,540	—	13,570	1,970

Residential mortgage-backed:
Pricing services	5,812	—	5,812	—
Broker quotes	73	—	—	73
Internal models	57	—	—	57

Total residential mortgage-backed	5,942	—	5,812	130

Commercial mortgage-backed:
Pricing services	3,030	—	3,030	—
Broker quotes	9	—	—	9
Internal models	17	—	—	17

Total commercial mortgage-backed	3,056	—	3,030	26

Other asset-backed:
Pricing services	1,659	—	1,659	—
Broker quotes	917	—	—	917
Internal models	36	—	2	34

Total other asset-backed	2,612	—	1,661	951

Total fixed maturity securities	$61,082	$—	$55,348	$5,734

	December 31, 2012
(Amounts in millions)	Total	Level 1	Level 2	Level 3
U.S. government, agencies and government-sponsored enterprises:
Pricing services	$5,482	$—	$5,482	$—
Internal models	9	—	—	9

Total U.S. government, agencies and government-sponsored enterprises	5,491	—	5,482	9

Tax-exempt:
Pricing services	294	—	294	—

Total tax-exempt	294	—	294	—

Government—non-U.S.:
Pricing services	2,413	—	2,413	—
Internal models	9	—	—	9

Total government—non-U.S.	2,422	—	2,413	9

U.S. corporate:
Pricing services	23,113	—	23,113	—
Broker quotes	121	—	—	121
Internal models	2,871	—	309	2,562

Total U.S. corporate	26,105	—	23,422	2,683

Corporate—non-U.S.:
Pricing services	13,635	—	13,635	—
Broker quotes	75	—	—	75
Internal models	2,082	—	174	1,908

Total corporate—non-U.S.	15,792	—	13,809	1,983

Residential mortgage-backed:
Pricing services	5,924	—	5,924	—
Broker quotes	98	—	—	98
Internal models	59	—	—	59

Total residential mortgage-backed	6,081	—	5,924	157

Commercial mortgage-backed:
Pricing services	3,298	—	3,298	—
Broker quotes	18	—	—	18
Internal models	17	—	—	17

Total commercial mortgage-backed	3,333	—	3,298	35

Other asset-backed:
Pricing services	1,776	—	1,776	—
Broker quotes	829	—	—	829
Internal models	38	—	3	35

Total other asset-backed	2,643	—	1,779	864

Total fixed maturity securities	$62,161	$—	$56,421	$5,740

The following tables summarize the primary sources of data considered when determining fair value of each class of fixed maturity securities as of December 31:

	2012
(Amounts in millions)	Total	Level 1	Level 2	Level 3
U.S. government, agencies and government-sponsored enterprises:
Pricing services	$5,482	$—	$5,482	$—
Internal models	9	—	—	9

Total U.S. government, agencies and government-sponsored enterprises	5,491	—	5,482	9

Tax-exempt:
Pricing services	294	—	294	—

Total tax-exempt	294	—	294	—

Government—non-U.S.:
Pricing services	2,413	—	2,413	—
Internal models	9	—	—	9

Total government—non-U.S.	2,422	—	2,413	9

U.S. corporate:
Pricing services	23,113	—	23,113	—
Broker quotes	121	—	—	121
Internal models	2,871	—	309	2,562

Total U.S. corporate	26,105	—	23,422	2,683

Corporate—non-U.S.:
Pricing services	13,635	—	13,635	—
Broker quotes	75	—	—	75
Internal models	2,082	—	174	1,908

Total corporate—non-U.S.	15,792	—	13,809	1,983

Residential mortgage-backed:
Pricing services	5,924	—	5,924	—
Broker quotes	98	—	—	98
Internal models	59	—	—	59

Total residential mortgage-backed	6,081	—	5,924	157

Commercial mortgage-backed:
Pricing services	3,298	—	3,298	—
Broker quotes	18	—	—	18
Internal models	17	—	—	17

Total commercial mortgage-backed	3,333	—	3,298	35

Other asset-backed:
Pricing services	1,776	—	1,776	—
Broker quotes	829	—	—	829
Internal models	38	—	3	35

Total other asset-backed	2,643	—	1,779	864

Total fixed maturity securities	$62,161	$—	$56,421	$5,740

	2011
(Amounts in millions)	Total	Level 1	Level 2	Level 3
U.S. government, agencies and government-sponsored enterprises:
Pricing services	$4,850	$—	$4,850	$—
Internal models	13	—	—	13

Total U.S. government, agencies and government-sponsored enterprises	4,863	—	4,850	13

Tax-exempt:
Pricing services	503	—	503	—

Total tax-exempt	503	—	503	—

Government—non-U.S.:
Pricing services	2,201	—	2,201	—
Internal models	10	—	—	10

Total government—non-U.S.	2,211	—	2,201	10

U.S. corporate:
Pricing services	22,168	—	22,168	—
Broker quotes	250	—	—	250
Internal models	2,840	—	579	2,261

Total U.S. corporate	25,258	—	22,747	2,511

Corporate—non-U.S.:
Pricing services	11,925	—	11,925	—
Broker quotes	78	—	—	78
Internal models	1,754	—	548	1,206

Total corporate—non-U.S.	13,757	—	12,473	1,284

Residential mortgage-backed:
Pricing services	5,600	—	5,600	—
Broker quotes	36	—	—	36
Internal models	59	—	—	59

Total residential mortgage-backed	5,695	—	5,600	95

Commercial mortgage-backed:
Pricing services	3,361	—	3,361	—
Broker quotes	15	—	—	15
Internal models	24	—	—	24

Total commercial mortgage-backed	3,400	—	3,361	39

Other asset-backed:
Pricing services	2,328	—	2,328	—
Broker quotes	271	—	—	271
Internal models	9	—	9	—

Total other asset-backed	2,608	—	2,337	271

Total fixed maturity securities	$58,295	$—	$54,072	$4,223

Primary Sources Considered when Determining Fair Value of Equity Securities

The following tables summarize the primary sources of data considered when determining fair value of equity securities as of the dates indicated:

	March 31, 2013
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Pricing services	$398	$395	$3	$—
Broker quotes	3	—	—	3
Internal models	89	—	—	89

Total equity securities	$490	$395	$3	$92

	December 31, 2012
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Pricing services	$419	$417	$2	$—
Broker quotes	3	—	—	3
Internal models	96	—	—	96

Total equity securities	$518	$417	$2	$99

The following tables summarize the primary sources of data considered when determining fair value of equity securities as of December 31:

	2012
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Pricing services	$419	$417	$2	$—
Broker quotes	3	—	—	3
Internal models	96	—	—	96

Total equity securities	$518	$417	$2	$99

	2011
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Pricing services	$261	$259	$2	$—
Broker quotes	6	—	—	6
Internal models	92	—	—	92

Total equity securities	$359	$259	$2	$98

Primary Sources Considered when Determining Fair Value of Trading Securities

The following tables summarize the primary sources of data considered when determining fair value of trading securities as of the dates indicated:

	March 31, 2013
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Pricing services	$401	$—	$401	$—
Broker quotes	67	—	—	67

Total trading securities	$468	$—	$401	$67

	December 31, 2012
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Pricing services	$480	$—	$480	$—
Broker quotes	76	—	—	76

Total trading securities	$556	$—	$480	$76

The following tables summarize the primary sources of data considered when determining fair value of trading securities as of December 31:

	2012
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Pricing services	$480	$—	$480	$—
Broker quotes	76	—	—	76

Total trading securities	$556	$—	$480	$76

	2011
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Pricing services	$524	$—	$524	$—
Broker quotes	264	—	—	264

Total trading securities	$788	$—	$524	$264

Assets and Liabilities that are Measured at Fair Value on Recurring Basis

The following tables set forth our assets and liabilities by class of instrument that are measured at fair value on a recurring basis as of the dates indicated:

	March 31, 2013
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Assets
Investments:
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$5,381	$—	$5,376	$5
Tax-exempt	270	—	270	—
Government—non-U.S.	2,345	—	2,337	8
U.S. corporate	25,936	—	23,292	2,644
Corporate—non-U.S.	15,540	—	13,570	1,970
Residential mortgage-backed	5,942	—	5,812	130
Commercial mortgage-backed	3,056	—	3,030	26
Other asset-backed	2,612	—	1,661	951

Total fixed maturity securities	61,082	—	55,348	5,734

Equity securities	490	395	3	92

Other invested assets:
Trading securities	468	—	401	67
Derivative assets:
Interest rate swaps	864	—	863	1
Foreign currency swaps	9	—	9	—
Credit default swaps	7	—	—	7
Equity index options	17	—	—	17
Equity return swaps	1	—	1	—
Forward bond purchase commitments	39	—	39	—

Total derivative assets	937	—	912	25

Securities lending collateral	183	—	183	—
Derivatives counterparty collateral	209	—	209	—

Total other invested assets	1,797	—	1,705	92

Restricted other invested assets related to securitization entities	399	—	200	199
Other assets (1)	10	—	—	10
Reinsurance recoverable (2)	6	—	—	6
Separate account assets	10,140	10,140	—	—

Total assets	$73,924	$10,535	$57,256	$6,133

Liabilities
Policyholder account balances:
GMWB embedded derivatives (3)	$272	$—	$—	$272
Fixed index annuity embedded derivatives	34	—	—	34

Total policyholder account balances	306	—	—	306

Derivative liabilities:
Interest rate swaps	272	—	272	—
Interest rate swaps related to securitization entities	23	—	23	—
Inflation indexed swaps	95	—	95	—
Foreign currency swaps	8	—	8	—
Credit default swaps	1	—	1	—
Credit default swaps related to securitization entities	97	—	—	97
Equity index options	1	—	—	1

Total derivative liabilities	497	—	399	98

Borrowings related to securitization entities	71	—	—	71

Total liabilities	$874	$—	$399	$475

(1)	Represents contingent receivables associated with recent business dispositions.
(2)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(3)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

	December 31, 2012
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Assets
Investments:
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$5,491	$—	$5,482	$9
Tax-exempt	294	—	294	—
Government—non-U.S.	2,422	—	2,413	9
U.S. corporate	26,105	—	23,422	2,683
Corporate—non-U.S.	15,792	—	13,809	1,983
Residential mortgage-backed	6,081	—	5,924	157
Commercial mortgage-backed	3,333	—	3,298	35
Other asset-backed	2,643	—	1,779	864

Total fixed maturity securities	62,161	—	56,421	5,740

Equity securities	518	417	2	99

Other invested assets:
Trading securities	556	—	480	76
Derivative assets:
Interest rate swaps	1,029	—	1,027	2
Foreign currency swaps	34	—	34	—
Credit default swaps	8	—	1	7
Equity index options	25	—	—	25
Forward bond purchase commitments	53	—	53	—

Total derivative assets	1,149	—	1,115	34

Securities lending collateral	187	—	187	—
Derivatives counterparty collateral	261	—	261	—

Total other invested assets	2,153	—	2,043	110

Restricted other invested assets related to securitization entities	393	—	199	194
Other assets (1)	9	—	—	9
Reinsurance recoverable (2)	10	—	—	10
Separate account assets	9,937	9,937	—	—

Total assets	$75,181	$10,354	$58,665	$6,162

Liabilities
Policyholder account balances:
GMWB embedded derivatives (3)	$350	$—	$—	$350
Fixed index annuity embedded derivatives	27	—	—	27

Total policyholder account balances	377	—	—	377

Derivative liabilities:
Interest rate swaps	307	—	307	—
Interest rate swaps related to securitization entities	27	—	27	—
Inflation indexed swaps	105	—	105	—
Foreign currency swaps	1	—	1	—
Credit default swaps	1	—	—	1
Credit default swaps related to securitization entities	104	—	—	104
Equity return swaps	8	—	8	—

Total derivative liabilities	553	—	448	105

Borrowings related to securitization entities	62	—	—	62

Total liabilities	$992	$—	$448	$544

(1)	Represents contingent receivables associated with recent business dispositions.
(2)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(3)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

The following tables set forth our assets and liabilities by class of instrument that are measured at fair value on a recurring basis as of December 31:

	2012
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Assets
Investments:
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$5,491	$—	$5,482	$9
Tax-exempt	294	—	294	—
Government—non-U.S.	2,422	—	2,413	9
U.S. corporate	26,105	—	23,422	2,683
Corporate—non-U.S.	15,792	—	13,809	1,983
Residential mortgage-backed	6,081	—	5,924	157
Commercial mortgage-backed	3,333	—	3,298	35
Other asset-backed	2,643	—	1,779	864

Total fixed maturity securities	62,161	—	56,421	5,740

Equity securities	518	417	2	99

Other invested assets:
Trading securities	556	—	480	76
Derivative assets:
Interest rate swaps	1,029	—	1,027	2
Foreign currency swaps	34	—	34	—
Credit default swaps	8	—	1	7
Equity index options	25	—	—	25
Forward bond purchase commitments	53	—	53	—

Total derivative assets	1,149	—	1,115	34

Securities lending collateral	187	—	187	—
Derivatives counterparty collateral	261	—	261	—

Total other invested assets	2,153	—	2,043	110

Restricted other invested assets related to securitization entities (1)	393	—	199	194
Other assets (2)	9	—	—	9
Reinsurance recoverable (3)	10	—	—	10
Separate account assets	9,937	9,937	—	—

Total assets	$75,181	$10,354	$58,665	$6,162

Liabilities
Policyholder account balances:
GMWB embedded derivatives (4)	$350	$—	$—	$350
Fixed index annuity embedded derivatives	27	—	—	27

Total policyholder account balances	377	—	—	377

Derivative liabilities:
Interest rate swaps	307	—	307	—
Interest rate swaps related to securitization entities (1)	27	—	27	—
Inflation indexed swaps	105	—	105	—
Foreign currency swaps	1	—	1	—
Credit default swaps	1	—	—	1
Credit default swaps related to securitization entities (1)	104	—	—	104
Equity return swaps	8	—	8	—

Total derivative liabilities	553	—	448	105

Borrowings related to securitization entities (1)	62	—	—	62

Total liabilities	$992	$—	$448	$544

(1)	See note 18 for additional information related to consolidated securitization entities.
(2)	Represents contingent receivables associated with recent business dispositions.
(3)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(4)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

	2011
(Amounts in millions)	Total	Level 1	Level 2	Level 3
Assets
Investments:
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$4,863	$—	$4,850	$13
Tax-exempt	503	—	503	—
Government—non-U.S.	2,211	—	2,201	10
U.S. corporate	25,258	—	22,747	2,511
Corporate—non-U.S.	13,757	—	12,473	1,284
Residential mortgage-backed	5,695	—	5,600	95
Commercial mortgage-backed	3,400	—	3,361	39
Other asset-backed	2,608	—	2,337	271

Total fixed maturity securities	58,295	—	54,072	4,223

Equity securities	359	259	2	98

Other invested assets:
Trading securities	788	—	524	264
Derivative assets:
Interest rate swaps	1,350	—	1,345	5
Foreign currency swaps	32	—	32	—
Credit default swaps	1	—	1	—
Equity index options	39	—	—	39
Equity return swaps	7	—	7	—
Forward bond purchase commitments	47	—	47	—
Other foreign currency contracts	9	—	—	9

Total derivative assets	1,485	—	1,432	53

Securities lending collateral	406	—	406	—
Derivatives counterparty collateral	323	—	323	—

Total other invested assets	3,002	—	2,685	317

Restricted other invested assets related to securitization entities (1)	376	—	200	176
Other assets (2)	29	—	29	—
Reinsurance recoverable (3)	16	—	—	16
Separate account assets	10,122	10,122	—	—

Total assets	$72,199	$10,381	$56,988	$4,830

Liabilities
Policyholder account balances:
GMWB embedded derivatives (4)	$492	$—	$—	$492
Fixed index annuity embedded derivatives	4	—	—	4

Total policyholder account balances	496	—	—	496

Derivative liabilities:
Interest rate swaps	376	—	376	—
Interest rate swaps related to securitization entities (1)	28	—	28	—
Inflation indexed swaps	43	—	43	—
Credit default swaps	59	—	2	57
Credit default swaps related to securitization entities (1)	177	—	—	177
Equity return swaps	4	—	4	—
Other foreign currency contracts	11	—	11	—

Total derivative liabilities	698	—	464	234

Borrowings related to securitization entities (1)	48	—	—	48

Total liabilities	$1,242	$—	$464	$778

(1)	See note 18 for additional information related to consolidated securitization entities.
(2)	Represents embedded derivatives associated with certain reinsurance agreements.
(3)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(4)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

Assets Measured at Fair Value on Recurring Basis and Utilized Significant Unobservable (Level 3) Inputs to Determine Fair Value

The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

	Beginning balance as of January 1, 2013	Total realized and unrealized gains (losses)		Purchases	Sales	Issuances	Settlements	Transfer into Level 3	Transfer out of Level 3	Ending balance as of March 31, 2013	Total gains (losses) included in net income attributable to assets still held
(Amounts in millions)		Included in net income	Included in OCI
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$9	$—	$—	$—	$—	$—	$(4)	$—	$—	$5	$—
Government—non-U.S.	9	—	—	—	—	—	(1)	—	—	8	—
U.S. corporate (1)	2,683	2	18	56	(97)	—	(51)	62	(29)	2,644	(1)
Corporate—non-U.S. (1)	1,983	1	9	53	—	—	(23)	—	(53)	1,970	1
Residential mortgage-backed	157	(1)	1	—	—	—	(11)	—	(16)	130	(1)
Commercial mortgage—backed	35	(2)	(2)	—	—	—	(10)	5	—	26	(2)
Other asset-backed	864	(1)	11	65	(44)	—	(30)	86	—	951	—

Total fixed maturity securities	5,740	(1)	37	174	(141)	—	(130)	153	(98)	5,734	(3)

Equity securities	99	—	—	—	(7)	—	—	—	—	92	—

Other invested assets:
Trading securities	76	3	—	—	(11)	—	(1)	—	—	67	2
Derivative assets:
Interest rate swaps	2	—	—	—	—	—	(1)	—	—	1	—
Credit default swaps	7	3	—	—	—	—	(3)	—	—	7	2
Equity index options	25	(15)	—	7	—	—	—	—	—	17	(15)

Total derivative assets	34	(12)	—	7	—	—	(4)	—	—	25	(13)

Total other invested assets	110	(9)	—	7	(11)	—	(5)	—	—	92	(11)

Restricted other invested assets related to securitization entities	194	5	—	—	—	—	—	—	—	199	5
Other assets (2)	9	1	—	—	—	—	—	—	—	10	1
Reinsurance recoverable (3)	10	(5)	—	—	—	1	—	—	—	6	(5)

Total Level 3 assets	$6,162	$(9)	$37	$181	$(159)	$1	$(135)	$153	$(98)	$6,133	$(13)

(1)

The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate—non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.

(2)	Represents contingent receivables associated with recent business dispositions.
(3)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

	Beginning balance as of January 1, 2012	Total realized and unrealized gains (losses)		Purchases	Sales	Issuances	Settlements	Transfer into Level 3	Transfer out of Level 3	Ending balance as of March 31, 2012	Total gains (losses) included in net income attributable to assets still held
(Amounts in millions)		Included in net income	Included in OCI
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$13	$—	$—	$—	$—	$—	$—	$—	$(12)	$1	$—
Government—non-U.S.	10	—	—	—	—	—	(1)	—	—	9	—
U.S. corporate (1)	2,511	1	11	30	(18)	—	(10)	149	(244)	2,430	4
Corporate—non-U.S. (1)	1,284	2	13	59	—	—	(28)	353	(74)	1,609	1
Residential mortgage-backed	95	—	3	—	—	—	(5)	2	—	95	—
Commercial mortgage—backed	39	—	2	—	—	—	(1)	—	—	40	—
Other asset-backed	271	—	7	70	(20)	—	(13)	104	—	419	—

Total fixed maturity securities	4,223	3	36	159	(38)	—	(58)	608	(330)	4,603	5

Equity securities	98	1	(2)	—	(2)	—	—	—	—	95	—

Other invested assets:
Trading securities	264	5	—	24	—	—	(7)	—	—	286	5
Derivative assets:
Interest rate swaps	5	—	—	—	—	—	(1)	—	—	4	—
Credit default swaps	—	4	—	—	—	—	(1)	—	—	3	4
Equity index options	39	(35)	—	14	—	—	—	—	—	18	(31)
Other foreign currency contracts	9	(10)	—	3	—	—	—	—	—	2	(10)

Total derivative assets	53	(41)	—	17	—	—	(2)	—	—	27	(37)

Total other invested assets	317	(36)	—	41	—	—	(9)	—	—	313	(32)

Restricted other invested assets related to securitization entities	176	5	—	—	—	—	—	—	—	181	5
Reinsurance recoverable (2)	16	(11)	—	—	—	1	—	—	—	6	(11)

Total Level 3 assets	$4,830	$(38)	$34	$200	$(40)	$1	$(67)	$608	$(330)	$5,198	$(33)

(1)

The transfers into and out of Level 3 were primarily related to private fixed rate U.S. and non-U.S. corporate securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.

(2)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

(Amounts in millions)	Beginning	Total realized and unrealized gains (losses)		Purchases	Sales	Issuances	Settlements	Transfer into Level 3	Transfer out of Level 3	Ending balance as of December 31, 2012	Total gains (losses) included in net income

	balance as of January 1, 2012	Included in net income (loss)	Included in OCI								(loss) attributable to assets still held
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$13	$—	$—	$—	$—	$—	$—	$9	$(13)	$9	$—
Government—non-U.S.	10	—	—	—	—	—	(1)	—	—	9	—
U.S. corporate (1)	2,511	12	118	147	(122)	—	(214)	726	(495)	2,683	14
Corporate—non-U.S. (1)	1,284	3	92	269	(29)	—	(186)	711	(161)	1,983	2
Residential mortgage-backed (1)	95	(7)	14	20	(17)	—	(31)	86	(3)	157	(7)
Commercial mortgage-backed	39	(2)	5	—	(1)	—	(2)	3	(7)	35	(1)
Other asset-backed (1)	271	(2)	45	350	(46)	—	(94)	369	(29)	864	2

Total fixed maturity securities	4,223	4	274	786	(215)	—	(528)	1,904	(708)	5,740	10

Equity securities	98	1	(2)	10	(8)	—	—	—	—	99	—

Other invested assets:
Trading securities	264	13	—	24	(72)	—	(125)	4	(32)	76	15
Derivative assets:
Interest rate swaps	5	—	—	—	—	—	(3)	—	—	2	—
Credit default swaps	—	12	—	—	—	—	(5)	—	—	7	12
Equity index options	39	(59)	—	55	—	—	(10)	—	—	25	(42)
Other foreign currency contracts	9	(11)	—	3	—	—	(1)	—	—	—	(11)

Total derivative assets	53	(58)	—	58	—	—	(19)	—	—	34	(41)

Total other invested assets	317	(45)	—	82	(72)	—	(144)	4	(32)	110	(26)

Restricted other invested assets related to securitization entities (2)	176	18	—	100	(100)	—	—	—	—	194	13
Other assets (3)	—	(7)	—	—	—	16	—	—	—	9	(7)
Reinsurance recoverable (4)	16	(9)	—	—	—	3	—	—	—	10	(9)

Total Level 3 assets	$4,830	$(38)	$272	$978	$(395)	$19	$(672)	$1,908	$(740)	$6,162	$(19)

(1)

The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate—non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out. During the second quarter of 2012, we began classifying private securities without an external rating as Level 3, which resulted in a significant number of securities being transferred into Level 3. The transfers into Level 3 for structured securities primarily related to securities that were recently purchased and initially classified as Level 2 based on market data that existed at the time of purchase and subsequent valuation included significant unobservable inputs.

(2)	See note 18 for additional information related to consolidated securitization entities.
(3)	Represents contingent receivables associated with recent business dispositions.
(4)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

(Amounts in millions)	Beginning	Total realized and unrealized gains (losses)		Purchases	Sales	Issuances	Settlements	Transfer into Level 3	Transfer out of Level 3	Ending balance as of December 31, 2011	Total gains (losses) included in net income
	balance as of January 1, 2011	Included in net income (loss)	Included in OCI								(loss) attributable to assets still held
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$11	$—	$—	$—	$—	$—	$—	$24	$(22)	$13	$—
Government—non-U.S.	1	—	—	—	—	—	—	9	—	10	—
U.S. corporate (1)	1,100	(8)	72	113	(25)	—	(105)	1,790	(426)	2,511	(8)
Corporate—non-U.S. (1)	368	(26)	11	103	(71)	—	(13)	1,132	(220)	1,284	(26)
Residential mortgage-backed	143	(1)	(11)	3	(15)	—	(30)	9	(3)	95	(1)
Commercial mortgage-backed	50	(2)	2	—	(1)	—	(11)	1	—	39	(2)
Other asset-backed	268	—	—	8	(8)	—	(43)	46	—	271	—

Total fixed maturity securities	1,941	(37)	74	227	(120)	—	(202)	3,011	(671)	4,223	(37)

Equity securities	87	1	1	24	(13)	—	(2)	—	—	98	—

Other invested assets:
Trading securities	329	(1)	—	5	(41)	—	(28)	—	—	264	(1)
Derivative assets:
Interest rate swaps	5	1	—	—	—	—	(1)	—	—	5	1
Credit default swaps	6	(6)	—	—	—	—	—	—	—	—	(6)
Equity index options	33	7	—	44	—	—	(45)	—	—	39	7
Other foreign currency options	—	(1)	—	10	—	—	—	—	—	9	(1)

Total derivative assets	44	1	—	54	—	—	(46)	—	—	53	1

Total other invested assets	373	—	—	59	(41)	—	(74)	—	—	317	—

Restricted other invested assets related to securitization entities (2)	171	5	—	—	—	—	—	—	—	176	5
Reinsurance recoverable (3)	(5)	18	—	—	—	3	—	—	—	16	18

Total Level 3 assets	$2,567	$(13)	$75	$310	$(174)	$3	$(278)	$3,011	$(671)	$4,830	$(14)

(1)

The majority of the transfers into Level 3 during the fourth quarter of 2011 related to a reclassification of certain private securities valued using internal models which previously had not been identified as having significant unobservable inputs. Prior to the fourth quarter of 2011, these securities had been misclassified as Level 2. The remaining transfers into and out of Level 3 were primarily related to private fixed rate U.S. and non-U.S. corporate securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.

(2)	See note 18 for additional information related to consolidated securitization entities.
(3)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

(Amounts in millions)	Beginning	Total realized and unrealized gains (losses)		Purchases, sales,	Transfer into Level 3	Transfer out of Level 3 (1)	Ending balance as of December 31, 2010	Total gains (losses) included in net income
	balance as of January 1, 2010	Included in net income (loss)	Included in OCI	issuances and settlements, net				(loss) attributable to assets still held
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$16	$—	$—	$(2)	$17	$(20)	$11	$—
Tax-exempt	2	—	—	—	—	(2)	—	—
Government—non-U.S.	7	—	2	—	16	(24)	1	—
U.S. corporate (2)	1,073	21	33	—	870	(897)	1,100	16
Corporate—non-U.S. (2)	504	(20)	15	22	489	(642)	368	(22)
Residential mortgage-backed	1,481	—	8	86	79	(1,511)	143	—
Commercial mortgage-backed	3,558	(5)	24	(79)	21	(3,469)	50	—
Other asset-backed (3)	1,419	(24)	39	(10)	108	(1,264)	268	(24)

Total fixed maturity securities	8,060	(28)	121	17	1,600	(7,829)	1,941	(30)

Equity securities	9	11	—	7	120	(60)	87	—

Other invested assets:
Trading securities (3)	145	12	—	(41)	213	—	329	12
Derivative assets:
Interest rate swaps	3	2	—	—	—	—	5	2
Interest rate swaptions	54	11	—	(65)	—	—	—	11
Credit default swaps	6	—	—	—	—	—	6	—
Equity index options	39	(73)	—	67	—	—	33	(73)
Other foreign currency options	8	(8)	—	—	—	—	—	(8)

Total derivative assets	110	(68)	—	2	—	—	44	(68)

Total other invested assets	255	(56)	—	(39)	213	—	373	(56)

Restricted other invested assets related to securitization entities (4)	—	(3)	—	—	174	—	171	(6)
Reinsurance recoverable (5)	(5)	(3)	—	3	—	—	(5)	(3)

Total Level 3 assets	$8,319	$(79)	$121	$(12)	$2,107	$(7,889)	$2,567	$(95)

(1)

During 2010, primary market issuance and secondary market activity for commercial and non-agency residential mortgage-backed and other asset-backed securities increased the market observable inputs used to establish fair values for similar securities. These factors, along with more consistent pricing from third-party sources, resulted in our conclusion that there is sufficient trading activity in similar instruments to support classifying certain mortgage-backed and asset-backed securities as Level 2.

(2)

The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate—non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.

(3)

Transfers into trading securities were offset by transfers out of other asset-backed securities and were driven primarily by the adoption of new accounting guidance related to embedded credit derivatives.

(4)	Relates to the consolidation of certain securitization entities as of January 1, 2010. See note 18 for additional information related to consolidated securitization entities.
(5)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

Gains and Losses Included in Net Income from Assets and Liabilities Recorded at Fair Value

The following table presents the gains and losses included in net income from assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the three months ended March 31:

(Amounts in millions)	2013	2012
Total realized and unrealized gains (losses) included in net income:
Net investment income	$9	$16
Net investment gains (losses)	(18)	(54)

Total	$(9)	$(38)

Net gains (losses) included in net income attributable to assets still held:
Net investment income	$7	$15
Net investment gains (losses)	(20)	(48)

Total	$(13)	$(33)

The following table presents the gains and losses included in net (income) from liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the three months ended March 31:

(Amounts in millions)	2013	2012
Total realized and unrealized (gains) losses included in net (income):
Net investment income	$—	$—
Net investment (gains) losses	(83)	(272)

Total	$(83)	$(272)

Total (gains) losses included in net (income) attributable to liabilities still held:
Net investment income	$—	$—
Net investment (gains) losses	(79)	(268)

Total	$(79)	$(268)

The following table presents the gains and losses included in net income (loss) from assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(Amounts in millions)	2012	2011	2010
Total realized and unrealized gains (losses) included in net income (loss):
Net investment income	$32	$24	$36
Net investment gains (losses)	(70)	(37)	(115)

Total	$(38)	$(13)	$(79)

Total gains (losses) included in net income (loss) attributable to assets still held:
Net investment income	$25	$25	$20
Net investment gains (losses)	(44)	(39)	(115)

Total	$(19)	$(14)	$(95)

The following table presents the gains and losses included in net (income) loss from liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(Amounts in millions)	2012	2011	2010
Total realized and unrealized (gains) losses included in net (income) loss:
Net investment income	$—	$—	$—
Net investment (gains) losses	(283)	426	(122)

Total	$(283)	$426	$(122)

Total (gains) losses included in net (income) loss attributable to liabilities still held:
Net investment income	$—	$—	$—
Net investment (gains) losses	(276)	431	(119)

Total	$(276)	$431	$(119)

Liabilities Measured at Fair Value on Recurring Basis and Utilized Significant Unobservable (Level 3) Inputs to Determine Fair Value

The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

	Beginning balance as of January 1, 2013	Total realized and unrealized (gains) losses		Purchases	Sales	Issuances	Settlements	Transfer into Level 3	Transfer out of Level 3	Ending balance as of March 31, 2013	Total (gains) losses included in net (income) attributable to liabilities still held
(Amounts in millions)		Included in net (income)	Included in OCI
Policyholder account balances:
GMWB embedded derivatives (1)	$350	$(87)	$—	$—	$—	$9	$—	$—	$—	$272	$(83)
Fixed index annuity embedded derivatives	27	3	—	—	—	4	—	—	—	34	3

Total policyholder account balances	377	(84)	—	—	—	13	—	—	—	306	(80)

Derivative liabilities:
Credit default swaps	1	(1)	—	—	—	—	—	—	—	—	(1)
Credit default swaps related to securitization entities	104	(8)	—	1	—	—	—	—	—	97	(8)
Equity index options	—	1	—	—	—	—	—	—	—	1	1

Total derivative liabilities	105	(8)	—	1	—	—	—	—	—	98	(8)

Borrowings related to securitization entities	62	9	—	—	—	—	—	—	—	71	9

Total Level 3 liabilities	$544	$(83)	$—	$1	$—	$13	$—	$—	$—	$475	$(79)

(1)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

	Beginning balance as of January 1, 2012	Total realized and unrealized (gains) losses		Purchases	Sales	Issuances	Settlements	Transfer into Level 3	Transfer out of Level 3	Ending balance as of March 31, 2012	Total (gains) losses included in net (income) attributable to liabilities still held
(Amounts in millions)		Included in net (income)	Included in OCI
Policyholder account balances:
GMWB embedded derivatives (1)	$492	$(214)	$—	$—	$—	$9	$—	$—	$—	$287	$(210)
Fixed index annuity embedded derivatives	4	2	—	—	—	—	—	—	—	6	2

Total policyholder account balances	496	(212)	—	—	—	9	—	—	—	293	(208)

Derivative liabilities:
Credit default swaps	57	(36)	—	2	—	—	—	—	—	23	(36)
Credit default swaps related to securitization entities	177	(31)	—	1	—	—	—	—	—	147	(31)

Total derivative liabilities	234	(67)	—	3	—	—	—	—	—	170	(67)

Borrowings related to securitization entities	48	7	—	—	—	—	—	—	—	55	7

Total Level 3 liabilities	$778	$(272)	$—	$3	$—	$9	$—	$—	$—	$518	$(268)

(1)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

(Amounts in millions)	Beginning	Total realized and unrealized (gains) losses		Purchases	Sales	Issuances	Settlements	Transfer into Level 3	Transfer out of Level 3	Ending balance as of December 31, 2012	Total (gains) losses included in net (income)
	balance as of January 1, 2012	Included in net (income) loss	Included in OCI								loss attributable to liabilities still held
Policyholder account balances:
GMWB embedded derivatives (1)	$492	$(179)	$—	$—	$—	$37	$—	$—	$—	$350	$(175)
Fixed index annuity embedded derivatives	4	1	—	—	—	22	—	—	—	27	1

Total policyholder account balances	496	(178)	—	—	—	59	—	—	—	377	(174)

Derivative liabilities:
Credit default swaps	57	(43)	—	2	—	—	(15)	—	—	1	(40)
Credit default swaps related to securitization entities (2)	177	(76)	—	3	—	—	—	—	—	104	(76)

Total derivative liabilities	234	(119)	—	5	—	—	(15)	—	—	105	(116)

Borrowings related to securitization entities (2)	48	14	—	—	—	—	—	—	—	62	14

Total Level 3 liabilities	$778	$(283)	$—	$5	$—	$59	$(15)	$—	$—	$544	$(276)

(1)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
(2)	See note 18 for additional information related to consolidated securitization entities.

(Amounts in millions)	Beginning	Total realized and unrealized (gains) losses		Purchases	Sales	Issuances	Settlements	Transfer into Level 3	Transfer out of Level 3	Ending balance as of December 31, 2011	Total (gains) losses included in net (income)
	balance as of January 1, 2011	Included in net (income) loss	Included in OCI								loss attributable to liabilities still held
Policyholder account balances:
GMWB embedded derivatives (1)	$121	$334	$—	$—	$—	$37	$—	$—	$—	$492	$338
Fixed index annuity embedded derivatives	5	(1)	—	—	—	—	—	—	—	4	(1)

Total policyholder account balances	126	333	—	—	—	37	—	—	—	496	337

Derivative liabilities:
Credit default swaps	7	48	—	3	—	—	(1)	—	—	57	48
Credit default swaps related to securitization entities (2)	129	48	—	—	—	—	—	—	—	177	48
Equity index options	3	—	—	—	—	—	(3)	—	—	—	—

Total derivative liabilities	139	96	—	3	—	—	(4)	—	—	234	96

Borrowings related to securitization entities (2)	51	(3)	—	—	—	—	—	—	—	48	(2)

Total Level 3 liabilities	$316	$426	$—	$3	$—	$37	$(4)	$—	$—	$778	$431

(1)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
(2)	See note 18 for additional information related to consolidated securitization entities.

(Amounts in millions)	Beginning	Total realized and unrealized (gains) losses		Purchases sales,	Transfer into Level 3	Transfer out of Level 3	Ending balance as of December 31, 2010	Total (gains) losses included in net (income)
	balance as of January 1, 2010	Included in net (income) loss	Included in OCI	issuances and settlements, net				loss attributable to liabilities still held
Policyholder account balances:
GMWB embedded derivatives (1)	$175	$(90)	$—	$36	$—	$—	$121	$(87)
Fixed index annuity embedded derivatives	3	2	—	—	—	—	5	2

Total policyholder account balances	178	(88)	—	36	—	—	126	(85)

Derivative liabilities:
Interest rate swaps	2	(2)	—	—	—	—	—	(2)
Interest rate swaptions	67	(42)	—	(25)	—	—	—	(42)
Credit default swaps	—	7	—	—	—	—	7	7
Credit default swaps related to securitization entities (2)	—	9	—	(1)	121	—	129	9
Equity index options	2	3	—	(2)	—	—	3	3

Total derivative liabilities	71	(25)	—	(28)	121	—	139	(25)
Borrowings related to securitization entities (2)	—	(9)	—	—	60	—	51	(9)

Total Level 3 liabilities	$249	$(122)	$—	$8	$181	$—	$316	$(119)

(1)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
(2)	Relates to the consolidation of certain securitization entities as of January 1, 2010. See note 18 for additional information related to consolidated securitization entities.

Fair Value Inputs, Assets and Liabilities, Quantitative Information

The following table presents a summary of the significant unobservable inputs used for certain fair value measurements that are based on internal models and classified as Level 3 as of March 31, 2013:

(Amounts in millions)	Valuation technique	Fair value	Unobservable input	Range (weighted-average)
Assets
Fixed maturity securities:
U.S. corporate	Matrix pricing	$2,468	Credit spreads	60bps - 800bps (200bps)
Corporate—non-U.S.	Matrix pricing	1,815	Credit spreads	87bps - 358bps (181bps)
Derivative assets:
Interest rate swaps	Discounted cash flows	1	Interest rate volatility	21% - 25% (23%)
Credit default swaps (1)	Discounted cash flows	7	Credit spreads	14bps - 159bps (70bps)
Equity index options	Discounted cash flows	17	Equity index volatility	22% - 43% (29%)
Other assets (2)	Discounted cash flows	10	Discount rate	Not applicable
Liabilities
Policyholder account balances:			Withdrawal utilization rate Lapse rate Non-performance risk	—%-98% —%-25%
GMWB embedded derivatives (3)	Stochastic cash flow model	272	(credit spreads) Equity index volatility	50bps - 90bps (80bps) 15% - 25% (22%)
Fixed index annuity embedded derivatives	Option budget method	34	Expected future interest credited	1% - 4% (1%)
Derivative liabilities:
Equity index options	Discounted cash flows	1	Equity index volatility	22%

(1)	Unobservable input valuation based on the current market credit default swap premium.
(2)	Represents contingent receivables associated with recent business dispositions.
(3)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

The following table presents a summary of the significant unobservable inputs used for certain fair value measurements that are based on internal models and classified as Level 3 as of December 31, 2012:

(Amounts in millions)	Valuation technique	Fair value	Unobservable input	Range (weighted-average)
Assets
Fixed maturity securities:
U.S. corporate	Matrix pricing	$2,554	Credit spreads	65bps-953bps (208bps)
Corporate—non-U.S.	Matrix pricing	1,908	Credit spreads	82bps-380bps (188bps)
Derivative assets:
Interest rate swaps	Discounted cash flows	2	Interest rate volatility	25%-28% (26%)
Credit default swaps (1)	Discounted cash flows	7	Credit spreads	9bps-112bps (56bps)
Equity index options	Discounted cash flows	25	Equity index volatility	14%-45% (31%)
Other assets (2)	Discounted cash flows	9	Discount rate	13%
Liabilities
Policyholder account balances:
			Withdrawal utilization rate	— %-98%
			Lapse rate	— %-25%
			Non-performance risk (credit spreads)	50bps-90bps (80bps)
GMWB embedded derivatives (3)	Stochastic cash flow model	350	Equity index volatility	18%-25% (22%)
Fixed index annuity embedded derivatives	Option budget method	27	Expected future interest credited	1%-4% (1%)
Derivative liabilities:
Credit default swaps (1)	Discounted cash flows	1	Credit spreads	112bps-119bps (115bps)

(1)	Unobservable input valuation based on the current market credit default swap premium.
(2)	Represents contingent receivables associated with recent business dispositions.
(3)	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.